SUMMARY OF MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2024
Summary Of Material Accounting Policies
SCHEDULE OF ESTIMATED USEFUL LIFE
Plant and equipment	3 - 5 years
Furniture, fittings and equipment	3 - 5 years
Leasehold improvements	1 - 3 years (lease term)
Leased plant and equipment	3 years (lease term)